Income Tax (Tables)	12 Months Ended
Oct. 31, 2025
Income Tax [Abstract]
Schedule of Net Taxable Losses Before Income Taxes and its Provision for Income Taxes

The net taxable losses before income taxes and its provision for income taxes comprised of the following:

	Years Ended
	October 31, 2025	October 31, 2024	October 31, 2023
Loss attributed to China	(10,191,058)	(55,774,506)	(4,773,198)
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory rate	(2,547,765)	(13,943,627)	(1,193,300)
Deferred tax assets not recognized	2,547,765	13,943,627	1,193,300
Income tax expense	-	-	-